Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Earnings (Loss) from Continuing Operations Before Income Tax Provision

The components of earnings (loss) from continuing operations before income tax provision were as follows:

	2013	2012	2011
Domestic	$(95.1)	$(1,449.0)	$(77.6)
Foreign	272.8	(433.6)	267.0

Total	$177.7	$(1,882.6)	$189.4

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) were as follows:

	2013	2012	2011
Current tax expense:
Federal	$(4.3)	$(8.6)	$35.4
State and local	(3.9)	(6.5)	5.5
Foreign	85.2	68.8	76.3

Total current	77.0	53.7	117.2

Deferred tax expense (benefit) :
Federal	3.4	(231.2)	(54.1)
State and local	10.3	(24.8)	(5.2)
Foreign	(6.7)	(62.4)	(1.2)

Total deferred tax benefit	7.0	(318.4)	(60.5)

Total provision (benefit)	$84.0	$(264.7)	$56.7

Components of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) consist of the following:

	December 31,
	2013	2012
Settlement agreement and related accrued interest(1)	$460.7	$442.3
Restructuring reserves	3.1	8.7
Accruals not yet deductible for tax purposes	68.3	74.1
Net operating loss carry forwards	127.0	132.6
Foreign, federal and state credits and investment tax allowances	32.7	53.2
Employee benefit items	130.6	129.8
Other	20.2	13.2

Gross deferred tax assets	842.6	853.9
Valuation allowance	(240.0)	(200.0)

Total deferred tax assets	602.6	653.9

Depreciation and amortization	(51.8)	(68.1)
Unremitted foreign earnings	(135.2)	(135.2)
Intangibles	(256.0)	(274.3)
Other	(5.5)	(10.0)

Total deferred tax liabilities	(448.5)	(487.6)

Net deferred tax assets	$154.1	$166.3

(1)	This deferred tax asset reflects the cash portion of the Settlement agreement and related accrued interest and the fair market value of 18 million shares of our common stock at a post-split price of $17.86 per share based on the price when the Settlement agreement was reached in 2002. See Note 18, “Commitments and Contingencies,” for further discussion.

Federal Statutory Corporate Tax Rate Reconciles to Our Effective Income Tax Rate

The U.S. federal statutory corporate tax rate reconciles to our effective income tax rate as follows:

	2013	2012	2011
Statutory U.S. federal tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	(1.3)	0.5	0.2
Foreign earnings taxed at lower effective rates	(4.1)	(0.8)	(8.4)
Nondeductible acquisition costs	—	—	2.9
U.S. domestic manufacturing deduction	—	—	(2.8)
Impairment	—	(20.0)	—
Reorganization tax benefit	(6.7)	—	—
Net change in valuation allowance	22.7	(2.2)	0.8
Net change in unrecognized tax benefits	2.0	1.9	0.4
Other	(0.3)	(0.3)	1.8

Effective income tax rate	47.3%	14.1%	29.9%

Unrecognized Tax Benefits and Effect on Effective Income Tax Rate

We are providing the following disclosures related to our unrecognized tax benefits and the effect on our effective income tax rate if recognized:

Unrecognized tax benefits at January 1, 2013	$233.2
Additions for tax positions of current year	7.5
Additions for tax positions of prior years	5.0
Reductions for tax positions of prior years	(23.8)

Unrecognized tax benefits at December 31, 2013	$221.9